CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 26,027	$ 31,370
Restricted cash	988	1,244
Accounts receivable, net of provision for doubtful accounts of $29,074 and $20,891, respectively	28,915	27,931
Inventories	4,746	5,319
Prepaid expenses, related party	50	0
Prepaid expenses and other current assets	5,520	5,261
Other financing receivables, net	48,506	0
Other financing receivables, net, related party	782	0
Short-term net investment in sales-type leases	56,975	0
Current maturities of long term net investment in direct financing and sales-type leases, net of provision for doubtful debts of $22 and $389, respectively	285,983	261,684
Deferred income tax assets	8,751	5,515
Total current assets	467,243	338,324
Property, equipment and leasehold improvements, net	80,152	82,254
Deferred income tax assets	6,080	4,126
Long-term net investment in direct financing and sales-type leases, net of current maturities	59,170	128,415
Total assets	612,645	553,119
LIABILITIES AND EQUITY
Short-term borrowings (including short-term borrowings of the consolidated VIEs without recourse to AutoChina of $138,912 and $124,654 as of December 31, 2014 and 2013, respectively)	155,342	160,737
Long-term borrowings, current portion (including long-term borrowings, current portion of the consolidated VIEs without recourse to AutoChina of nil and nil as of December 31, 2014 and 2013, respectively)	2,451	0
Long-term payables, current portion (including long-term payables, current of the consolidated VIEs without recourse to AutoChina of nil and nil as of December 31, 2014 and 2013, respectively)	899	1,436
Accounts payable (including accounts payable of the consolidated VIEs without recourse to AutoChina of $384 and $93 as of December 31, 2014 and 2013, respectively)	5,692	10,130
Accounts payable, related parties (including accounts payable, related parties of the consolidated VIEs without recourse to AutoChina of $106,525 and $44,044 as of December 31, 2014 and 2013, respectively)	108,211	57,586
Other payables and accrued liabilities (including other payables and accrued liabilities of the consolidated VIEs without recourse to AutoChina of $13,206 and $10,323 as of December 31, 2014 and 2013, respectively)	20,121	17,146
Due to affiliates (including due to affiliates of the consolidated VIEs without recourse to AutoChina of $1,002 and $12,745 as of December 31, 2014 and 2013, respectively)	25,644	38,143
Customer deposits (including customer deposits of the consolidated VIEs without recourse to AutoChina of $460 and $319 as of December 31, 2014 and 2013, respectively)	4,912	1,680
Income tax payable (including income tax payable of the consolidated VIEs without recourse to AutoChina of $1,508 and $2,761 as of December 31, 2014 and 2013, respectively)	2,511	3,599
Total current liabilities	325,783	290,457
Noncurrent liabilities
Long-term borrowings (including long-term borrowings of the consolidated VIEs without recourse to AutoChina of nil and nil as of December 31, 2014 and 2013, respectively)	14,708	0
Long-term payables (including long-term payables of the consolidated VIEs without recourse to AutoChina of $9,102 and $8,955 as of December 31, 2014 and 2013, respectively)	9,102	9,857
Total liabilities	349,593	300,314
Commitment and Contingency
Stockholders' equity
Preferred shares, $0.001 par value authorized - 1,000,000 shares; issued - none	0	0
Ordinary shares - $0.001 par value authorized - 1,000,000,000 shares; issued and outstanding - 23,549,644 shares at December 31, 2014, respectively; and $0.001 par value authorized - 100,000,000 shares; issued and outstanding - 23,545,939 shares at December 31, 2013, respectively	24	24
Additional paid-in capital	328,884	327,631
Statutory reserves	26,222	22,947
Accumulated losses	(122,718)	(129,609)
Accumulated other comprehensive income	30,640	31,812
Total stockholders' equity	263,052	252,805
Total liabilities and stockholders' equity	$ 612,645	$ 553,119